Investment Objectives and Goals - TappAlpha Innovation 100 Growth & Daily Income ETF	Apr. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	TappAlpha Innovation 100 Growth & Daily Income ETF
Objective [Heading]	New Investment Objective
Objective, Primary [Text Block]	The TappAlpha Innovation 100 Growth & Daily Income ETF (the “Fund”) seeks current income while maintaining prospects for capital appreciation.
Objective, Secondary [Text Block]
The Fund’s secondary investment objective is to seek exposure to the performance of the NASDAQ-100® Index, through investment in one or more exchange-traded funds that track the NASDAQ-100® Index and/or through direct investment in some or all of the equity securities that comprise the NASDAQ-100® Index.